Expense Example - Templeton Emerging Markets Equity Fund	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 669
Expense Example, with Redemption, 3 Years	978
Expense Example, with Redemption, 5 Years	1,308
Expense Example, with Redemption, 10 Years	2,240
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	302
Expense Example, with Redemption, 3 Years	682
Expense Example, with Redemption, 5 Years	1,189
Expense Example, with Redemption, 10 Years	2,394
Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	376
Expense Example, with Redemption, 5 Years	671
Expense Example, with Redemption, 10 Years	1,511
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	530
Expense Example, with Redemption, 5 Years	933
Expense Example, with Redemption, 10 Years	2,060
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	333
Expense Example, with Redemption, 5 Years	596
Expense Example, with Redemption, 10 Years	$ 1,351